Fidelity Freedom Funds® -

Income, 2000, 2010, 2020,

2030, 2040

Annual Report

March 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Through the first quarter of 2002, prevailing market conditions generally paralleled the equity environment of 2001: Small-cap stocks continued to outperform large caps; value stocks performed better than growth stocks; and technology and telecommunications continued to be the weakest performing sectors of the market. That said, a number of equity indexes achieved positive gains for the quarter, while bond indexes were generally flat to down given concerns about possible interest rate hikes.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Freedom Income	3.78%	43.31%	46.16%
Fidelity Freedom Income Composite	4.27%	42.33%	45.89%
Wilshire 5000	2.54%	59.34%	67.59%
LB Aggregate Bond	5.35%	44.02%	45.75%
LB 3 Month T-Bill	3.33%	28.26%	31.27%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Lehman Brothers® Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom Income	3.78%	7.46%	7.21%
Fidelity Freedom Income Composite	4.27%	7.32%	7.17%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $14,616 - a 46.16% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,575 - a 45.75% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $14,589 - a 45.89% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2000	3.21%	55.28%	58.52%
Fidelity Freedom 2000 Composite	4.16%	52.26%	56.83%
Wilshire 5000	2.54%	59.34%	67.59%
LB Aggregate Bond	5.35%	44.02%	45.75%
LB 3 Month T-Bill	3.33%	28.26%	31.27%
ML High Yield Master II	0.47%	19.48%	24.26%
MSCI® EAFE®	-8.31%	7.85%	7.93%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2000	3.21%	9.20%	8.81%
Fidelity Freedom 2000 Composite	4.16%	8.77%	8.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2000 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $15,852 - a 58.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,575 - a 45.75% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $15,683 - a 56.83% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2010	2.31%	63.89%	68.13%
Fidelity Freedom 2010 Composite	3.50%	57.50%	63.29%
Wilshire 5000	2.54%	59.34%	67.59%
LB Aggregate Bond	5.35%	44.02%	45.75%
LB 3 Month T-Bill	3.33%	28.26%	31.27%
ML High Yield Master II	0.47%	19.48%	24.26%
MSCI EAFE	-8.31%	7.85%	7.93%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2010	2.31%	10.39%	9.99%
Fidelity Freedom 2010 Composite	3.50%	9.51%	9.41%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2010 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $16,813 - a 68.13% increase on the initial investment. For comparison, look at how the S&P 500®, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,543 - a 75.43% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $16,329 - a 63.29% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2020	1.12%	63.68%	68.58%
Fidelity Freedom 2020 Composite	2.27%	53.77%	60.04%
Wilshire 5000	2.54%	59.34%	67.59%
LB Aggregate Bond	5.35%	44.02%	45.75%
ML High Yield Master II	0.47%	19.48%	24.26%
MSCI EAFE	-8.31%	7.85%	7.93%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2020	1.12%	10.36%	10.05%
Fidelity Freedom 2020 Composite	2.27%	8.99%	9.00%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2020 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $16,858 - a 68.58% increase on the initial investment. For comparison, look at how the S&P 500, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,543 - a 75.43% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $16,004 - a 60.04% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2030	0.28%	60.41%	65.21%
Fidelity Freedom 2030 Composite	1.46%	48.69%	54.82%
Wilshire 5000	2.54%	59.34%	67.59%
LB Aggregate Bond	5.35%	44.02%	45.75%
ML High Yield Master II	0.47%	19.48%	24.26%
MSCI EAFE	-8.31%	7.85%	7.93%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2030	0.28%	9.91%	9.64%
Fidelity Freedom 2030 Composite	1.46%	8.26%	8.34%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2030 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $16,521 - a 65.21% increase on the initial investment. For comparison, look at how the S&P 500, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,543 - a 75.43% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $15,482 - a 54.82% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Freedom 2040 Fund SM

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 1 year	Life of fund
Fidelity Freedom 2040	-0.40%	-23.58%
Fidelity Freedom 2040 Composite	0.76%	-20.44%
Wilshire 5000	2.54%	-21.84%
ML High Yield Master II	0.47%	-0.38%
MSCI EAFE	-8.31%	-26.16%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on September 6, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2040 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Life of fund
Fidelity Freedom 2040	-0.40%	-15.80%
Fidelity Freedom 2040 Composite	0.76%	-13.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Freedom 2040 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund on September 6, 2000, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have been $7,642 - a 23.58% decrease on the initial investment. For comparison, look at how the S&P 500, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,845 - a 21.55% decrease. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2040 Composite Index would have been $7,956 - a 20.44% decrease.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A sluggish economy and declining corporate profits pressured equities during the 12-month period ending March 31, 2002. Slowing demand and overcapacity in several sectors, including telecommunication services and technology, held back the economy. As the period progressed, a number of unexpected events unfolded to create further economic uncertainty and put additional pressure on stock returns. The terrorist attacks on September 11 shuttered equity trading for nearly a week. Upon reopening, stocks fell sharply to lows not seen in years. The attacks also spawned the war in Afghanistan, which increased market volatility. Further, some of the nation's largest companies - Enron and Kmart - went bankrupt. Allegations of fraudulent accounting at Enron fostered intense scrutiny of accounting practices at other companies. These disruptions held the Standard & Poor's 500SM Index, an index of 500 commonly held large-cap stocks, to a mere 0.24% gain during the period. The tech-heavy NASDAQ Composite® Index rose just 0.59%. Faring better due to its implicit cyclical nature, the Dow Jones Industrial AverageSM returned 7.23%. Investors averse to the equity market uncertainty turned to bonds. The Lehman Brothers Aggregate Bond Index - a broad measure of the U.S. taxable bond market - returned 5.35%. Bond investors favored more stable Treasury securities and high-quality corporate issues earlier in the period, but demand for higher-yielding corporates gained momentum in 2002 as signs of economic strength emerged.

(Portfolio Manager photograph)
An interview with Ren Cheng, Portfolio Manager of Fidelity Freedom Funds

Q. How did the Funds perform, Ren?

A. For the 12 months that ended March 31, 2002, the Income, 2000 and 2010 portfolios returned 3.78%, 3.21% and 2.31%, respectively. The 2020, 2030 and 2040 portfolios returned 1.12%, 0.28% and -0.40%, respectively, during the same period. Each Freedom Fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. During the past 12 months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 4.27%, 4.16% and 3.50%, respectively. The composite benchmarks for the 2020, 2030 and 2040 portfolios returned 2.27%, 1.46% and 0.76%, respectively, during the same period.

Q. What factors caused the portfolios to underperform their benchmarks during the past year?

A. The most significant factor was that the underlying high-yield investment portfolio - Fidelity Capital & Income - underperformed its Merrill Lynch High Yield II benchmark by more than seven percentage points, in large part due to poor-performing telecommunications issues. Except for Freedom Income, which has no high-yield bond exposure, this high-yield performance disparity hurt performance across the Freedom Fund spectrum. The Freedom Funds also underperformed because many of the underlying domestic equity portfolio managers were positioned for both an economic and equity market recovery prior to the terrorist attacks on September 11. As a result of this slightly more aggressive stance, some underlying portfolios, particularly Growth Company and Blue Chip Growth, underperformed the Wilshire 5000 Index - the benchmark for Freedom domestic equity performance - during the stretch after September 11 and finished the one-year period behind the benchmark.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why do the Freedom Funds have several underlying investment options of various styles in all the market categories except high-yield? It seems counterproductive to the diversified structure of the Freedom Funds. . .

A. We recently addressed this concern by adding an additional underlying high-yield investment portfolio to the Freedom Funds. Effective June 1, 2002, the Freedom Funds will be able to invest in Fidelity High Income Fund, in addition to Capital & Income, the current underlying portfolio in the high-yield asset class. Adding High Income Fund as an underlying portfolio should help further the "double-engineering" in the Freedom Funds' structure. By double engineering, I mean that the Freedom Funds are not only diversified by market-cap and investment style, such as growth or value, but they're also doubly diversified through more than one management style in each asset category. Tweaking Freedom's diversification in the high-yield asset class may help prevent future performance deficiencies of the kind experienced by the Funds during the past year. Of course, diversification does not guarantee against a loss.

Q. How has the volatility that we've seen in the equity markets during the past year influenced your ability to manage the fund?

A. The past year - even the past two-year period - has been as volatile a market as we've seen in some time. This increased volatility has forced me to rebalance the asset classes of the Funds more than usual to keep them in line with their target allocation, but that rebalancing itself doesn't affect performance. However, I do believe higher short-term volatility temporarily disrupted the long-term expectations that some underlying portfolio managers had in certain industries and stocks. But I can't control the stock picking of the underlying portfolios, nor do I want to do so. All told, the recent relative underperformance of the Freedom Funds and their benchmarks is relatively small given the highly volatile market conditions. What's important for shareholders to recognize is that the Freedom Funds' structure is designed to help protect investors - many of whom are using these Funds as retirement investment vehicles - from taking on too much risk given their investment time horizons. Along with the increased volatility comes increased risk to investors. Taking that into account, only one Freedom Fund - the 2040 - generated a negative return during the past year, declining 0.40%. The 2040 Fund is earmarked for investors with the longest time horizon, who typically can most afford to absorb some short-term risk. If you look at the five-year and life-of-fund relative returns for the Freedom Funds that have been around since 1996 - which have been more reflective of their ability to perform well among many different market environments - each has outperformed its benchmark.

Annual Report

Q. Which investment categories performed well for the Funds?

A. The Funds' international stock holdings in aggregate declined 3.13%, but that performance was superior to their benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which fell 8.31% during the period. Good stock selection from Fidelity managers of the Southeast Asia, Diversified International and Europe portfolios boosted the Freedom Funds' relative return in this asset class. Among domestic equity portfolios, the OTC Portfolio and the Equity Income Fund both outperformed the Wilshire 5000 Index.

Q. What's your outlook, Ren?

A. The economy appears to be recovering, but no one knows whether we'll see a strong rebound or a gradual one. There are a variety of factors - including the conflict in Afghanistan, Middle East political unrest and rising energy prices - that could influence economic growth, corporate earnings and stock returns. Regardless of the scale of economic recovery, I believe the diversified, risk-controlled make-up of the Freedom Funds could be an optimal approach in this uncertain market climate. We'll gradually reallocate each Freedom Fund's target investment mix during the coming months. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on September 30, 2002.

	Income	2000	2010	2020	2030	2040
Domestic Equity Funds	20.0%	23.4%	40.8%	60.3%	70.0%	75.0%
International Equity Funds	-	0.9%	5.2%	10.1%	12.6%	15.0%
Inv. Grade Fixed-Income Funds	40.0%	41.0%	39.5%	22.1%	9.8%	-
High Yield Fixed-Income Funds	-	1.1%	5.2%	7.5%	7.6%	10.0%
Money Market Funds	40.0%	33.6%	9.3%	-	-	-

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Composite Benchmarks

	Income	2000	2010	2020	2030	2040
Wilshire 5000	20.0%	24.5%	41.3%	60.4%	70.1%	75.0%
MSCI EAFE	-	1.3%	5.4%	10.3%	13.1%	15.0%
LB Aggregate Bond	40.0%	40.9%	39.0%	21.8%	9.3%	-
ML High Yield Master II	-	1.3%	5.4%	7.5%	7.5%	10.0%
LB 3 Month T-Bill	40.0%	32.0%	8.9%	-	-	-

Annual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The 2000, 2010, 2020, 2030 and 2040 funds each seek high total return by investing according to an asset allocation strategy that becomes increasingly conservative over time. Each fund seeks to achieve its goal by investing in a combination of underlying Fidelity equity, fixed-income and money market funds.

Start date: Income, 2000, 2010, 2020, 2030 - October 17, 1996; 2040 - September 6, 2000

Fund numbers: Income (369); 2000 (370); 2010 (371); 2020 (372); 2030 (373); 2040 (718)

Trading symbol: FFFAX; FFFBX; FFFCX; FFFDX; FFFEX; FFFFX

Size: as of March 31, 2002, more than $960 million (Income); $1.1 billion (2000); $4.0 billion (2010); $3.2 billion (2020); $1.9 billion (2030); $256 million (2040)

Manager: Ren Cheng, since inception; manager, various structured investments for Fidelity Management Trust Company; joined Fidelity in 1994

3

Ren Cheng on the Freedom Funds' exposure to small-cap stocks:

"Small-cap stocks performed better than most other areas of the equity market during the past year. Some shareholders questioned whether the Freedom Funds participated in this surge because there isn't an underlying investment option with a name that suggests it emphasizes small-caps. This perceived deficiency is a misconception. Each Freedom Fund has, at any given time, roughly the same exposure to smaller companies as does the Wilshire 5000 Index, which consisted of roughly 74% large-cap, 18% mid-cap and 8% small-cap stocks at period end. The Funds have a large percentage of their small-cap exposure through the Growth Company and OTC portfolios, as well as other underlying portfolios. I monitor each Freedom Fund's small-cap exposure by looking at the aggregate holdings of each equity class, both domestic and international. Analyzing the Funds' holdings in this fashion gives me a clear picture of each Fund's make-up. I can assess each asset class by market capitalization, style and a variety of fundamental characteristics, and then compare these characteristics to the stocks that make up their respective indexes - either the Wilshire 5000 for domestic equities, or the MSCI EAFE for international equities. Selecting a mutual fund by ´name-only' is a very risky business. By investing in such a way, investors may end up owning something very different than the name suggests. Only by knowing a portfolio's individual holdings can one accurately determine its risk diversification/profile."

Annual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.0%	3.0%
Fidelity Disciplined Equity Fund	3.0	3.0
Fidelity Equity-Income Fund	3.1	3.1
Fidelity Fund	2.9	3.0
Fidelity Growth & Income Portfolio	3.1	3.2
Fidelity Growth Company Fund	1.7	1.7
Fidelity Mid-Cap Stock Fund	1.7	1.6
Fidelity OTC Portfolio	1.4	1.2
	19.9	19.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.0	15.2
Fidelity Intermediate Bond Fund	9.9	9.9
Fidelity Investment Grade Bond Fund	15.1	15.1
	40.0	40.2
Money Market Fund
Fidelity Money Market Trust Retirement Money Market Portfolio	40.1	40.0
	100.0%	100.0%

Annual Report

Investments

Asset Allocation (% of fund's investments)

Six months ago
19.8%
40.0%
40.2%
Current
19.9%
40.1%
40.0%
Domestic Equity funds
Investment Grade Fixed-Income funds
Money Market fund
Expected
20.0%
40.0%
40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2001. The current allocation is based on the fund's holdings as of March 31, 2002. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2002.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2002

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.9%
Fidelity Blue Chip Growth Fund	668,295	$ 28,342,401
Fidelity Disciplined Equity Fund	1,294,455	28,969,896
Fidelity Equity-Income Fund	595,645	29,943,071
Fidelity Fund	989,364	28,117,715
Fidelity Growth & Income Portfolio	774,841	29,134,007
Fidelity Growth Company Fund	328,351	16,292,757
Fidelity Mid-Cap Stock Fund	740,308	16,560,701
Fidelity OTC Portfolio	445,445	13,750,896
TOTAL EQUITY FUNDS (Cost $202,188,189)		191,111,444
Fixed-Income Funds - 40.0%

Investment Grade Fixed-Income Funds - 40.0%
Fidelity Government Income Fund	14,677,718	144,281,972
Fidelity Intermediate Bond Fund	9,312,223	94,891,554
Fidelity Investment Grade Bond Fund	20,045,640	145,130,436
TOTAL FIXED-INCOME FUNDS (Cost $382,867,044)		384,303,962
Money Market Fund - 40.1%

Fidelity Money Market Trust Retirement Money Market Portfolio (Cost $385,267,095)	385,267,095	385,267,097
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.84%, dated 3/28/02 due 4/1/02 (Cost $362,000)	$ 362,074	362,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $970,684,328)		$ 961,044,503
Other Information
Purchases and redemptions of the underlying fund shares aggregated $410,128,814 and $67,142,181, respectively.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $975,686,841. Net unrealized depreciation aggregated $14,642,338, of which $8,728,198 related to appreciated investment securities and $23,370,536 related to depreciated investment securities.

The fund hereby designates approximately $3,808,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At March 31, 2002, the fund had a capital loss carryforward of approximately $249,000 all of which will expire on March 31, 2010.

A total of 6% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $362,000) (cost $970,684,328) - See accompanying schedule		$ 961,044,503
Cash		183
Receivable for Freedom Fund shares sold		5,044,843
Dividends receivable		2,064,353
Total assets		968,153,882
Liabilities
Payable for underlying fund shares purchased	$ 6,053,083
Payable for Freedom Fund shares redeemed	1,060,195
Accrued management fee	64,720
Total liabilities		7,177,998
Net Assets		$ 960,975,884
Net Assets consist of:
Paid in capital		$ 975,277,481
Undistributed net investment income		1,629,595
Accumulated undistributed net realized gain (loss) on investments		(6,291,367)
Net unrealized appreciation (depreciation) on investments		(9,639,825)
Net Assets, for 88,270,152 shares outstanding		$ 960,975,884
Net Asset Value, offering price and redemption price per share ($960,975,884 ÷ 88,270,152 shares)		$ 10.89

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2002
Investment Income
Income distributions from underlying funds		$ 26,063,021
Interest		15,669
Total income		26,078,690
Expenses
Management fee	$ 775,627
Non-interested trustees' compensation	2,065
Total expenses before reductions	777,692
Expense reductions	(211,417)	566,275
Net investment income (loss)		25,512,415
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,954,026)
Capital gain distributions from underlying funds	971,724	(1,982,302)
Change in net unrealized appreciation (depreciation) on investment securities		2,682,920
Net gain (loss)		700,618
Net increase (decrease) in net assets resulting from operations		$ 26,213,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2002	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,512,415	$ 21,052,507
Net realized gain (loss)	(1,982,302)	4,150,618
Change in net unrealized appreciation (depreciation)	2,682,920	(21,520,687)
Net increase (decrease) in net assets resulting from operations	26,213,033	3,682,438
Distributions to shareholders from net investment income	(26,168,632)	(20,834,150)
Distributions to shareholders from net realized gain	(4,140,036)	(7,884,765)
Total distributions	(30,308,668)	(28,718,915)
Share transactions Net proceeds from sales of Freedom Fund shares	635,356,106	685,433,022
Reinvestment of distributions	29,730,481	28,197,039
Cost of Freedom Fund shares redeemed	(318,184,030)	(377,258,685)
Net increase (decrease) in net assets resulting from share transactions	346,902,557	336,371,376
Total increase (decrease) in net assets	342,806,922	311,334,899
Net Assets
Beginning of period	618,168,962	306,834,063
End of period (including undistributed net investment income of $1,629,595 and undistributed net investment income of $2,450,479, respectively)	$ 960,975,884	$ 618,168,962
Other Information Shares
Sold	58,161,479	61,116,231
Issued in reinvestment of distributions	2,719,200	2,512,558
Redeemed	(29,144,238)	(33,599,086)
Net increase (decrease)	31,736,441	30,029,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.58	$ 11.25	$ 10.95	$ 10.06
Income from Investment Operations
Net investment income (loss) B	.36	.57	.52	.49	.50
Net realized and unrealized gain (loss)	.05	(.37)	.45	.40	.96
Total from investment operations	.41	.20	.97	.89	1.46
Distributions from net investment income	(.38)	(.59)	(.52)	(.47)	(.51)
Distributions from net realized gain	(.07)	(.26)	(.12)	(.12)	(.06)
Total distributions	(.45)	(.85)	(.64)	(.59)	(.57)
Net asset value, end of period	$ 10.89	$ 10.93	$ 11.58	$ 11.25	$ 10.95
Total Return A	3.78%	1.77%	8.96%	8.41%	14.88%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	3.27%	5.07%	4.59%	4.46%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 960,976	$ 618,169	$ 306,834	$ 197,638	$ 55,472
Portfolio turnover rate	9%	40%	37%	29%	33%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of March 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.8%	3.9%
Fidelity Disciplined Equity Fund	3.9	4.0
Fidelity Equity-Income Fund	4.0	4.0
Fidelity Fund	3.8	3.9
Fidelity Growth & Income Portfolio	3.9	4.2
Fidelity Growth Company Fund	2.2	2.2
Fidelity Mid-Cap Stock Fund	2.3	2.1
Fidelity OTC Portfolio	1.8	1.6
	25.7	25.9
International Equity Funds
Fidelity Diversified International Fund	0.4	0.5
Fidelity Europe Fund	0.5	0.6
Fidelity Japan Fund	0.1	0.2
Fidelity Overseas Fund	0.4	0.4
Fidelity Southeast Asia Fund	0.1	0.1
	1.5	1.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.3	15.6
Fidelity Intermediate Bond Fund	10.1	10.2
Fidelity Investment Grade Bond Fund	15.4	15.6
	40.8	41.4
Money Market Fund
Fidelity Money Market Trust Retirement Money Market Portfolio	30.4	29.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

29.0% (MM)
25.9% (DE)
1.8% (IE)
1.9% (HY)
41.4% (IG)

Current

30.4% (MM)
25.7% (DE)
1.5% (IE)
1.6% (HY)
40.8% (IG)

Expected

33.6% (MM)
23.4% (DE)
0.9% (IE)
1.1% (HY)
41.0% (IG)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

▩ Fixed-income

HY = High Yield funds

IG = Investment Grade funds

□ Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2001. The current allocation is based on the fund's holdings as of March 31, 2002. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2002.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2002

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 25.7%
Fidelity Blue Chip Growth Fund	997,084	$ 42,286,337
Fidelity Disciplined Equity Fund	1,932,897	43,258,242
Fidelity Equity-Income Fund	891,061	44,793,643
Fidelity Fund	1,475,110	41,922,634
Fidelity Growth & Income Portfolio	1,160,403	43,631,146
Fidelity Growth Company Fund	488,890	24,258,729
Fidelity Mid-Cap Stock Fund	1,111,509	24,864,449
Fidelity OTC Portfolio	652,762	20,150,774
TOTAL DOMESTIC EQUITY FUNDS		285,165,954
International Equity Funds - 1.5%
Fidelity Diversified International Fund	215,792	4,218,742
Fidelity Europe Fund	242,512	6,188,917
Fidelity Japan Fund	143,708	1,335,045
Fidelity Overseas Fund	144,226	4,041,226
Fidelity Southeast Asia Fund	79,247	997,714
TOTAL INTERNATIONAL EQUITY FUNDS		16,781,644
TOTAL EQUITY FUNDS (Cost $316,649,086)		301,947,598
Fixed-Income Funds - 42.4%

High Yield Fixed-Income Funds - 1.6%
Fidelity Capital & Income Fund	2,711,894	18,088,330
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Government Income Fund	17,314,566	170,202,186
Fidelity Intermediate Bond Fund	10,983,381	111,920,651
Fidelity Investment Grade Bond Fund	23,652,156	171,241,612
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		453,364,449
TOTAL FIXED-INCOME FUNDS (Cost $474,460,724)		471,452,779
Money Market Fund - 30.4%

Fidelity Money Market Trust Retirement Money Market Portfolio (Cost $337,866,159)	337,866,161	337,866,160
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.84%, dated 3/28/02 due 4/1/02 (Cost $356,000)	$ 356,073	$ 356,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,129,331,969)		$ 1,111,622,537
Other Information
Purchases and redemptions of the underlying fund shares aggregated $342,711,571 and $128,344,428, respectively.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,137,639,196. Net unrealized depreciation aggregated $26,016,659, of which $12,501,194 related to appreciated investment securities and $38,517,853 related to depreciated investment securities.

At March 31, 2002, the fund had a capital loss carryforward of approximately $4,272,000 all of which will expire on March 31, 2010.

A total of 7% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $356,000) (cost $1,129,331,969) - See accompanying schedule		$ 1,111,622,537
Cash		119
Receivable for Freedom Fund shares sold		2,543,919
Dividends receivable		2,398,127
Total assets		1,116,564,702
Liabilities
Payable for underlying fund shares purchased	$ 3,821,580
Payable for Freedom Fund shares redeemed	1,126,182
Accrued management fee	73,549
Total liabilities		5,021,311
Net Assets		$ 1,111,543,391
Net Assets consist of:
Paid in capital		$ 1,140,939,606
Undistributed net investment income		7,462,670
Accumulated undistributed net realized gain (loss) on investments		(19,149,453)
Net unrealized appreciation (depreciation) on investments		(17,709,432)
Net Assets, for 96,506,804 shares outstanding		$ 1,111,543,391
Net Asset Value, offering price and redemption price per share ($1,111,543,391 ÷ 96,506,804 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2002
Investment Income
Income distributions from underlying funds		$ 32,737,866
Interest		15,233
Total income		32,753,099
Expenses
Management fee	$ 1,001,054
Non-interested trustees' compensation	2,781
Total expenses before reductions	1,003,835
Expense reductions	(287,702)	716,133
Net investment income (loss)		32,036,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,162,588)
Capital gain distributions from underlying funds	1,539,145	(14,623,443)
Change in net unrealized appreciation (depreciation) on investment securities		12,551,479
Net gain (loss)		(2,071,964)
Net increase (decrease) in net assets resulting from operations		$ 29,965,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2002	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,036,966	$ 32,442,046
Net realized gain (loss)	(14,623,443)	26,197,126
Change in net unrealized appreciation (depreciation)	12,551,479	(87,586,941)
Net increase (decrease) in net assets resulting from operations	29,965,002	(28,947,769)
Distributions to shareholders from net investment income	(24,786,452)	(41,558,278)
Distributions to shareholders from net realized gain	-	(52,371,160)
Total distributions	(24,786,452)	(93,929,438)
Share transactions Net proceeds from sales of Freedom Fund shares	492,363,742	775,409,749
Reinvestment of distributions	24,697,173	93,547,033
Cost of Freedom Fund shares redeemed	(311,346,903)	(589,376,859)
Net increase (decrease) in net assets resulting from share transactions	205,714,012	279,579,923
Total increase (decrease) in net assets	210,892,562	156,702,716
Net Assets
Beginning of period	900,650,829	743,948,113
End of period (including undistributed net investment income of $7,462,670 and undistributed net investment income of $179,437, respectively)	$ 1,111,543,391	$ 900,650,829
Other Information Shares
Sold	42,396,801	62,548,900
Issued in reinvestment of distributions	2,141,993	7,750,687
Redeemed	(26,851,372)	(46,704,007)
Net increase (decrease)	17,687,422	23,595,580

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 13.47	$ 12.60	$ 11.98	$ 10.12
Income from Investment Operations
Net investment income (loss) B	.37	.55	.50	.45	.60
Net realized and unrealized gain (loss)	-	(.91)	1.18	.78	1.71
Total from investment operations	.37	(.36)	1.68	1.23	2.31
Distributions from net investment income	(.28)	(.75)	(.52)	(.40)	(.33)
Distributions from net realized gain	-	(.93)	(.29)	(.21)	(.12)
Total distributions	(.28)	(1.68)	(.81)	(.61)	(.45)
Net asset value, end of period	$ 11.52	$ 11.43	$ 13.47	$ 12.60	$ 11.98
Total Return A	3.21%	(2.95)%	13.81%	10.51%	23.25%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	3.19%	4.41%	3.88%	3.76%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,111,543	$ 900,651	$ 743,948	$ 563,718	$ 325,126
Portfolio turnover rate	13%	51%	37%	27%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.2%	6.2%
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.6	6.5
Fidelity Fund	6.2	6.3
Fidelity Growth & Income Portfolio	6.4	6.7
Fidelity Growth Company Fund	3.6	3.5
Fidelity Mid-Cap Stock Fund	3.6	3.4
Fidelity OTC Portfolio	3.0	2.5
	41.9	41.5
International Equity Funds
Fidelity Diversified International Fund	1.4	1.5
Fidelity Europe Fund	2.1	2.0
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	1.4	1.4
Fidelity Southeast Asia Fund	0.3	0.3
	5.7	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.4	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	14.4	14.8
Fidelity Intermediate Bond Fund	9.5	9.6
Fidelity Investment Grade Bond Fund	14.5	14.7
	38.4	39.1
Money Market Fund
Fidelity Money Market Trust Retirement Money Market Portfolio	8.6	8.4
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago
8.4% (MM)
41.5% (DE)
39.1% (IG)
5.7% (IE)
5.3% (HY)
Current
8.6% (MM)
41.9% (DE)
38.4% (IG)
5.4% (HY)
5.7% (IE)
Expected
9.3% (MM)
40.8% (DE)
39.5% (IG)
5.2% (IE)
5.2% (HY)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2001. The current allocation is based on the fund's holdings as of March 31, 2002. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2002.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2002

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 41.9%
Fidelity Blue Chip Growth Fund	5,952,530	$ 252,446,798
Fidelity Disciplined Equity Fund	11,530,402	258,050,407
Fidelity Equity-Income Fund	5,308,301	266,848,272
Fidelity Fund	8,815,294	250,530,659
Fidelity Growth & Income Portfolio	6,912,550	259,911,896
Fidelity Growth Company Fund	2,920,424	144,911,458
Fidelity Mid-Cap Stock Fund	6,600,501	147,653,217
Fidelity OTC Portfolio	3,943,327	121,730,513
TOTAL DOMESTIC EQUITY FUNDS		1,702,083,220
International Equity Funds - 5.7%
Fidelity Diversified International Fund	2,996,049	58,572,761
Fidelity Europe Fund	3,358,200	85,701,251
Fidelity Japan Fund	2,059,124	19,129,258
Fidelity Overseas Fund	2,013,673	56,423,128
Fidelity Southeast Asia Fund	1,094,349	13,777,860
TOTAL INTERNATIONAL EQUITY FUNDS		233,604,258
TOTAL EQUITY FUNDS (Cost $2,100,134,009)		1,935,687,478
Fixed-Income Funds - 43.8%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	32,920,750	219,581,403
Investment Grade Fixed-Income Funds - 38.4%
Fidelity Government Income Fund	59,625,458	586,118,248
Fidelity Intermediate Bond Fund	37,814,382	385,328,549
Fidelity Investment Grade Bond Fund	81,425,195	589,518,409
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,560,965,206
TOTAL FIXED-INCOME FUNDS (Cost $1,811,414,562)		1,780,546,609
Money Market Fund - 8.6%
	Shares	Value (Note 1)
Fidelity Money Market Trust Retirement Money Market Portfolio (Cost $346,885,240)	346,885,240	$ 346,885,240
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.84%, dated 3/28/02 due 4/1/02 (Cost $901,000)	$ 901,184	901,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,259,334,811)		$ 4,064,020,327
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,635,351,074 and $351,856,464, respectively.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $4,317,140,373. Net unrealized depreciation aggregated $253,120,046, of which $68,063,589 related to appreciated investment securities and $321,183,635 related to depreciated investment securities.

The fund hereby designates approximately $60,726,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At March 31, 2002, the fund had a capital loss carryforward of approximately $8,177,000 all of which will expire on March 31, 2010.

The fund designates 4% and 9% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $901,000) (cost $4,259,334,811) - See accompanying schedule		$ 4,064,020,327
Cash		138
Receivable for Freedom Fund shares sold		12,910,564
Dividends receivable		7,923,517
Total assets		4,084,854,546
Liabilities
Payable for underlying fund shares purchased	$ 18,560,607
Payable for Freedom Fund shares redeemed	2,328,672
Accrued management fee	266,387
Total liabilities		21,155,666
Net Assets		$ 4,063,698,880
Net Assets consist of:
Paid in capital		$ 4,301,249,271
Undistributed net investment income		23,746,837
Accumulated undistributed net realized gain (loss) on investments		(65,982,744)
Net unrealized appreciation (depreciation) on investments		(195,314,484)
Net Assets, for 322,167,268 shares outstanding		$ 4,063,698,880
Net Asset Value, offering price and redemption price per share ($4,063,698,880 ÷ 322,167,268 shares)		$ 12.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2002
Investment Income
Income distributions from underlying funds		$ 97,667,832
Interest		33,078
Total income		97,700,910
Expenses
Management fee	$ 3,348,850
Non-interested trustees' compensation	9,024
Total expenses before reductions	3,357,874
Expense reductions	(904,940)	2,452,934
Net investment income (loss)		95,247,976
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,324,761)
Capital gain distributions from underlying funds	7,624,640	(47,700,121)
Change in net unrealized appreciation (depreciation) on investment securities		22,050,424
Net gain (loss)		(25,649,697)
Net increase (decrease) in net assets resulting from operations		$ 69,598,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2002	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,247,976	$ 79,719,302
Net realized gain (loss)	(47,700,121)	100,850,988
Change in net unrealized appreciation (depreciation)	22,050,424	(455,434,055)
Net increase (decrease) in net assets resulting from operations	69,598,279	(274,863,765)
Distributions to shareholders from net investment income	(95,340,282)	(75,116,418)
Distributions to shareholders from net realized gain	(61,227,901)	(102,117,158)
Total distributions	(156,568,183)	(177,233,576)
Share transactions Net proceeds from sales of Freedom Fund shares	1,850,744,866	2,364,648,227
Reinvestment of distributions	156,271,503	176,902,918
Cost of Freedom Fund shares redeemed	(669,470,112)	(1,289,418,132)
Net increase (decrease) in net assets resulting from share transactions	1,337,546,257	1,252,133,013
Total increase (decrease) in net assets	1,250,576,353	800,035,672
Net Assets
Beginning of period	2,813,122,527	2,013,086,855
End of period (including undistributed net investment income of $23,746,837 and undistributed net investment income of $27,578,147, respectively)	$ 4,063,698,880	$ 2,813,122,527
Other Information Shares
Sold	145,370,889	164,429,543
Issued in reinvestment of distributions	12,065,233	12,537,941
Redeemed	(52,749,505)	(88,926,120)
Net increase (decrease)	104,686,617	88,041,364

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 15.55	$ 13.76	$ 12.81	$ 10.15
Income from Investment Operations
Net investment income (loss) B	.36	.49	.43	.36	.30
Net realized and unrealized gain (loss)	(.05)	(1.97)	2.27	1.22	2.82
Total from investment operations	.31	(1.48)	2.70	1.58	3.12
Distributions from net investment income	(.37)	(.46)	(.49)	(.35)	(.37)
Distributions from net realized gain	(.27)	(.67)	(.42)	(.28)	(.09)
Total distributions	(.64)	(1.13)	(.91)	(.63)	(.46)
Net asset value, end of period	$ 12.61	$ 12.94	$ 15.55	$ 13.76	$ 12.81
Total Return A	2.31%	(10.00)%	20.32%	12.65%	31.31%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	2.84%	3.43%	2.98%	2.82%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,063,699	$ 2,813,123	$ 2,013,087	$ 1,088,909	$ 647,356
Portfolio turnover rate	10%	42%	33%	27%	20%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.0%	9.0%
Fidelity Disciplined Equity Fund	9.2	9.3
Fidelity Equity-Income Fund	9.5	9.4
Fidelity Fund	8.9	9.1
Fidelity Growth & Income Portfolio	9.2	9.7
Fidelity Growth Company Fund	5.2	5.1
Fidelity Mid-Cap Stock Fund	5.2	4.9
Fidelity OTC Portfolio	4.3	3.7
	60.5	60.2
International Equity Funds
Fidelity Diversified International Fund	2.6	2.7
Fidelity Europe Fund	3.9	3.6
Fidelity Japan Fund	0.9	1.0
Fidelity Overseas Fund	2.6	2.6
Fidelity Southeast Asia Fund	0.6	0.5
	10.6	10.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.5	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	8.3
Fidelity Intermediate Bond Fund	5.3	5.4
Fidelity Investment Grade Bond Fund	8.1	8.3
	21.4	22.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

22.0% (IG)
60.2% (DE)
7.4% (HY)
10.4% (IE)

Current

21.4% (IG)
60.5% (DE)
7.5% (HY)
10.6% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Expected

22.1% (IG)
60.3% (DE)
7.5% (HY)
10.1% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2001. The current allocation is based on the fund's holdings as of March 31, 2002. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2002.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2002

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 60.5%
Fidelity Blue Chip Growth Fund	6,951,326	$ 294,805,744
Fidelity Disciplined Equity Fund	13,460,035	301,235,577
Fidelity Equity-Income Fund	6,191,576	311,250,501
Fidelity Fund	10,293,683	292,546,461
Fidelity Growth & Income Portfolio	8,064,559	303,227,414
Fidelity Growth Company Fund	3,415,407	169,472,516
Fidelity Mid-Cap Stock Fund	7,708,735	172,444,412
Fidelity OTC Portfolio	4,609,647	142,299,812
TOTAL DOMESTIC EQUITY FUNDS		1,987,282,437
International Equity Funds - 10.6%
Fidelity Diversified International Fund	4,459,226	87,177,877
Fidelity Europe Fund	5,003,597	127,691,788
Fidelity Japan Fund	3,088,182	28,689,212
Fidelity Overseas Fund	3,000,391	84,070,952
Fidelity Southeast Asia Fund	1,626,381	20,476,132
TOTAL INTERNATIONAL EQUITY FUNDS		348,105,961
TOTAL EQUITY FUNDS (Cost $2,544,032,474)		2,335,388,398
Fixed-Income Funds - 28.9%

High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	37,119,126	247,584,570
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Government Income Fund	26,810,395	263,546,180
Fidelity Intermediate Bond Fund	17,008,141	173,312,955
Fidelity Investment Grade Bond Fund	36,610,989	265,063,562
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		701,922,697
TOTAL FIXED-INCOME FUNDS (Cost $991,636,439)		949,507,267
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.84%, dated 3/28/02 due 4/1/02 (Cost $640,000)	$ 640,131	$ 640,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,536,308,913)		$ 3,285,535,665
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,388,768,868 and $255,550,862, respectively.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $3,568,390,247. Net unrealized depreciation aggregated $282,854,582, of which $61,070,383 related to appreciated investment securities and $343,924,965 related to depreciated investment securities.

The fund hereby designates approximately $74,243,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At March 31, 2002, the fund had a capital loss carryforward of approximately $8,864,000 all of which will expire on March 31, 2010.

The fund designates 12% and 19% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deductions for corporate shareholders (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $640,000) (cost $3,536,308,913) - See accompanying schedule		$ 3,285,535,665
Cash		970
Receivable for Freedom Fund shares sold		17,133,166
Dividends receivable		4,123,940
Total assets		3,306,793,741
Liabilities
Payable for underlying fund shares purchased	$ 18,645,018
Payable for Freedom Fund shares redeemed	2,642,019
Accrued management fee	212,922
Total liabilities		21,499,959
Net Assets		$ 3,285,293,782
Net Assets consist of:
Paid in capital		$ 3,565,332,644
Undistributed net investment income		11,717,977
Accumulated undistributed net realized gain (loss) on investments		(40,983,591)
Net unrealized appreciation (depreciation) on investments		(250,773,248)
Net Assets, for 260,818,994 shares outstanding		$ 3,285,293,782
Net Asset Value, offering price and redemption price per share ($3,285,293,782 ÷ 260,818,994 shares)		$ 12.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2002
Investment Income
Income distributions from underlying funds		$ 55,505,793
Interest		22,818
Total income		55,528,611
Expenses
Management fee	$ 2,635,402
Non-interested trustees' compensation	7,085
Total expenses before reductions	2,642,487
Expense reductions	(713,642)	1,928,845
Net investment income (loss)		53,599,766
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,948,674)
Capital gain distributions from underlying funds	8,143,314	(28,805,360)
Change in net unrealized appreciation (depreciation) on investment securities		(591,850)
Net gain (loss)		(29,397,210)
Net increase (decrease) in net assets resulting from operations		$ 24,202,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2002	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,599,766	$ 44,333,286
Net realized gain (loss)	(28,805,360)	133,024,008
Change in net unrealized appreciation (depreciation)	(591,850)	(566,388,072)
Net increase (decrease) in net assets resulting from operations	24,202,556	(389,030,778)
Distributions to shareholders from net investment income	(53,664,643)	(50,180,674)
Distributions to shareholders from net realized gain	(74,566,689)	(119,916,276)
Total distributions	(128,231,332)	(170,096,950)
Share transactions Net proceeds from sales of Freedom Fund shares	1,527,922,831	1,757,608,368
Reinvestment of distributions	127,978,712	169,837,065
Cost of Freedom Fund shares redeemed	(455,939,933)	(1,143,135,100)
Net increase (decrease) in net assets resulting from share transactions	1,199,961,610	784,310,333
Total increase (decrease) in net assets	1,095,932,834	225,182,605
Net Assets
Beginning of period	2,189,360,948	1,964,178,343
End of period (including undistributed net investment income of $11,717,977 and undistributed net investment income of $13,273,349, respectively)	$ 3,285,293,782	$ 2,189,360,948
Other Information Shares
Sold	120,161,519	114,581,357
Issued in reinvestment of distributions	9,659,972	11,203,912
Redeemed	(35,988,382)	(72,488,074)
Net increase (decrease)	93,833,109	53,297,195

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.11	$ 17.28	$ 14.55	$ 13.28	$ 10.21
Income from Investment Operations
Net investment income (loss) B	.26	.35	.32	.27	.21
Net realized and unrealized gain (loss)	(.08)	(3.17)	3.43	1.55	3.33
Total from investment operations	.18	(2.82)	3.75	1.82	3.54
Distributions from net investment income	(.26)	(.39)	(.35)	(.28)	(.34)
Distributions in excess of net investment income	-	-	(.10)	-	-
Distributions from net realized gain	(.43)	(.96)	(.57)	(.27)	(.13)
Total distributions	(.69)	(1.35)	(1.02)	(.55)	(.47)
Net asset value, end of period	$ 12.60	$ 13.11	$ 17.28	$ 14.55	$ 13.28
Total Return A	1.12%	(17.23)%	26.74%	14.00%	35.36%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	2.03%	2.29%	2.07%	2.03%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285,294	$ 2,189,361	$ 1,964,178	$ 994,648	$ 577,603
Portfolio turnover rate	10%	50%	28%	18%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.4%	10.4%
Fidelity Disciplined Equity Fund	10.6	10.7
Fidelity Equity-Income Fund	11.0	10.8
Fidelity Fund	10.3	10.4
Fidelity Growth & Income Portfolio	10.7	11.2
Fidelity Growth Company Fund	6.0	5.8
Fidelity Mid-Cap Stock Fund	6.1	5.7
Fidelity OTC Portfolio	5.0	4.3
	70.1	69.3
International Equity Funds
Fidelity Diversified International Fund	3.4	3.4
Fidelity Europe Fund	5.0	4.5
Fidelity Japan Fund	1.1	1.2
Fidelity Overseas Fund	3.3	3.3
Fidelity Southeast Asia Fund	0.8	0.6
	13.6	13.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.5	7.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.3	3.7
Fidelity Intermediate Bond Fund	2.2	2.4
Fidelity Investment Grade Bond Fund	3.3	3.7
	8.8	9.8
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

9.8% (IG)
7.9% (HY)
69.3% (DE)
13.0% (IE)

Current

8.8% (IG)
7.5% (HY)
70.1% (DE)
13.6% (IE)

Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds

Expected

9.8% (IG)
7.6% (HY)
70.0% (DE)
12.6% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2001. The current allocation is based on the fund's holdings as of March 31, 2002. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2002.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2002

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.1%
Fidelity Blue Chip Growth Fund	4,891,021	$ 207,428,218
Fidelity Disciplined Equity Fund	9,469,732	211,932,592
Fidelity Equity-Income Fund	4,355,599	218,955,944
Fidelity Fund	7,239,920	205,758,524
Fidelity Growth & Income Portfolio	5,676,773	213,446,670
Fidelity Growth Company Fund	2,403,883	119,280,693
Fidelity Mid-Cap Stock Fund	5,428,562	121,436,928
Fidelity OTC Portfolio	3,234,429	99,846,826
TOTAL DOMESTIC EQUITY FUNDS		1,398,086,395
International Equity Funds - 13.6%
Fidelity Diversified International Fund	3,474,448	67,925,451
Fidelity Europe Fund	3,899,724	99,520,957
Fidelity Japan Fund	2,399,134	22,287,959
Fidelity Overseas Fund	2,337,326	65,491,877
Fidelity Southeast Asia Fund	1,267,091	15,952,675
TOTAL INTERNATIONAL EQUITY FUNDS		271,178,919
TOTAL EQUITY FUNDS (Cost $1,913,183,251)		1,669,265,314
Fixed-Income Funds - 16.3%

High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	22,457,150	149,789,188
Investment Grade Fixed-Income Funds - 8.8%
Fidelity Government Income Fund	6,714,148	66,000,079
Fidelity Intermediate Bond Fund	4,262,437	43,434,234
Fidelity Investment Grade Bond Fund	9,168,199	66,377,760
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		175,812,073
TOTAL FIXED-INCOME FUNDS (Cost $358,895,058)		325,601,261
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.84%, dated 3/28/02 due 4/1/02 (Cost $625,000)	$ 625,128	$ 625,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,272,703,309)		$ 1,995,491,575
Other Information
Purchases and redemptions of the underlying fund shares aggregated $730,808,269 and $86,551,920, respectively.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $2,287,599,463. Net unrealized depreciation aggregated $292,107,888, of which $27,557,458 related to appreciated investment securities and $319,665,346 related to depreciated investment securities.

The fund hereby designates approximately $57,789,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At March 31, 2002, the fund had a capital loss carryforward of approximately $8,891,000 all of which will expire on March 31, 2010.

The fund designates 20% and 27% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deductions for corporate shareholders (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $625,000) (cost $2,272,703,309) - See accompanying schedule		$ 1,995,491,575
Cash		147
Receivable for Freedom Fund shares sold		6,266,650
Dividends receivable		1,513,112
Total assets		2,003,271,484
Liabilities
Payable for underlying fund shares purchased	$ 6,169,521
Payable for Freedom Fund shares redeemed	1,670,546
Accrued management fee	129,346
Total liabilities		7,969,413
Net Assets		$ 1,995,302,071
Net Assets consist of:
Paid in capital		$ 2,292,075,080
Undistributed net investment income		4,226,046
Accumulated undistributed net realized gain (loss) on investments		(23,787,321)
Net unrealized appreciation (depreciation) on investments		(277,211,734)
Net Assets, for 158,577,483 shares outstanding		$ 1,995,302,071
Net Asset Value, offering price and redemption price per share ($1,995,302,071 ÷ 158,577,483 shares)		$ 12.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2002
Investment Income
Income distributions from underlying funds		$ 25,499,284
Interest		16,689
Total income		25,515,973
Expenses
Management fee	$ 1,623,225
Non-interested trustees' compensation	4,419
Total expenses before reductions	1,627,644
Expense reductions	(471,169)	1,156,475
Net investment income (loss)		24,359,498
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,436,718)
Capital gain distributions from underlying funds	5,564,692	(11,872,026)
Change in net unrealized appreciation (depreciation) on investment securities		(8,501,072)
Net gain (loss)		(20,373,098)
Net increase (decrease) in net assets resulting from operations		$ 3,986,400

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2002	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,359,498	$ 22,687,950
Net realized gain (loss)	(11,872,026)	90,078,911
Change in net unrealized appreciation (depreciation)	(8,501,072)	(426,243,114)
Net increase (decrease) in net assets resulting from operations	3,986,400	(313,476,253)
Distributions to shareholders from net investment income	(25,573,760)	(28,449,892)
Distributions to shareholders from net realized gain	(57,789,589)	(55,650,054)
Total distributions	(83,363,349)	(84,099,946)
Share transactions Net proceeds from sales of Freedom Fund shares	928,556,650	1,229,029,574
Reinvestment of distributions	83,218,533	83,928,163
Cost of Freedom Fund shares redeemed	(313,870,509)	(754,976,011)
Net increase (decrease) in net assets resulting from share transactions	697,904,674	557,981,726
Total increase (decrease) in net assets	618,527,725	160,405,527
Net Assets
Beginning of period	1,376,774,346	1,216,368,819
End of period (including undistributed net investment income of $4,226,046 and undistributed net investment income of $5,958,439, respectively)	$ 1,995,302,071	$ 1,376,774,346
Other Information Shares
Sold	73,121,483	76,979,701
Issued in reinvestment of distributions	6,189,396	5,383,097
Redeemed	(24,799,316)	(46,473,133)
Net increase (decrease)	54,511,563	35,889,665

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 17.84	$ 14.55	$ 13.42	$ 10.21
Income from Investment Operations
Net investment income (loss) B	.19	.28	.27	.25	.22
Net realized and unrealized gain (loss)	(.11)	(3.84)	3.91	1.60	3.42
Total from investment operations	.08	(3.56)	4.18	1.85	3.64
Distributions from net investment income	(.20)	(.34)	(.28)	(.24)	(.17)
Distributions in excess of net investment income	-	-	(.13)	-	(.14)
Distributions from net realized gain	(.53)	(.71)	(.48)	(.48)	(.12)
Total distributions	(.73)	(1.05)	(.89)	(.72)	(.43)
Net asset value, end of period	$ 12.58	$ 13.23	$ 17.84	$ 14.55	$ 13.42
Total Return A	.28%	(20.78)%	29.64%	14.29%	36.28%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	1.50%	1.75%	1.71%	1.87%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,995,302	$ 1,376,774	$ 1,216,369	$ 365,657	$ 115,072
Portfolio turnover rate	5%	37%	26%	16%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	11.1%	11.2%
Fidelity Disciplined Equity Fund	11.3	11.6
Fidelity Equity-Income Fund	11.7	11.7
Fidelity Fund	11.1	11.3
Fidelity Growth & Income Portfolio	11.4	12.1
Fidelity Growth Company Fund	6.4	6.3
Fidelity Mid-Cap Stock Fund	6.4	6.1
Fidelity OTC Portfolio	5.5	4.7
	74.9	75.0
International Equity Funds
Fidelity Diversified International Fund	3.9	4.0
Fidelity Europe Fund	5.6	5.2
Fidelity Japan Fund	1.4	1.4
Fidelity Overseas Fund	3.8	3.8
Fidelity Southeast Asia Fund	0.9	0.7
	15.6	15.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	9.5	9.9
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

9.9% (HY)
75.0% (DE)
15.1% (IE)

Current

9.5% (HY)
15.6% (IE)
74.9% (DE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

Expected

10.0% (HY)
15.0% (IE)
75.0% (DE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2001. The current allocation is based on the fund's holdings as of March 31, 2002. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2002.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2002

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.9%
Fidelity Blue Chip Growth Fund	671,673	$ 28,485,666
Fidelity Disciplined Equity Fund	1,297,164	29,030,532
Fidelity Equity-Income Fund	593,567	29,838,625
Fidelity Fund	997,550	28,350,380
Fidelity Growth & Income Portfolio	773,171	29,071,230
Fidelity Growth Company Fund	332,064	16,477,013
Fidelity Mid-Cap Stock Fund	736,898	16,484,414
Fidelity OTC Portfolio	457,117	14,111,199
TOTAL DOMESTIC EQUITY FUNDS		191,849,059
International Equity Funds - 15.6%
Fidelity Diversified International Fund	508,372	9,938,677
Fidelity Europe Fund	563,830	14,388,947
Fidelity Japan Fund	379,729	3,527,684
Fidelity Overseas Fund	346,731	9,715,403
Fidelity Southeast Asia Fund	181,420	2,284,072
TOTAL INTERNATIONAL EQUITY FUNDS		39,854,783
TOTAL EQUITY FUNDS (Cost $241,776,729)		231,703,842
Fixed-Income Funds - 9.5%

High Yield Fixed-Income Funds - 9.5%
Fidelity Capital & Income Fund (Cost $26,382,631)	3,659,317	24,407,643
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $268,159,360)		$ 256,111,485
Other Information
Purchases and redemptions of the underlying fund shares aggregated $192,922,895 and $7,554,337, respectively.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $269,212,792. Net unrealized depreciation aggregated $13,101,307, of which $3,952,416 related to appreciated investment securities and $17,053,723 related to depreciated investment securities.

The fund hereby designates approximately $1,378,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

The fund designates 4% and 36% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deductions for corporate shareholders (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (cost $268,159,360) - See accompanying schedule		$ 256,111,485
Cash		14,861
Receivable for Freedom Fund shares sold		1,317,540
Dividends receivable		124,144
Total assets		257,568,030
Liabilities
Payable for underlying fund shares purchased	$ 753,691
Payable for Freedom Fund shares redeemed	686,705
Accrued management fee	14,989
Total liabilities		1,455,385
Net Assets		$ 256,112,645
Net Assets consist of:
Paid in capital		$ 268,476,178
Undistributed net investment income		468,184
Accumulated undistributed net realized gain (loss) on investments		(783,842)
Net unrealized appreciation (depreciation) on investments		(12,047,875)
Net Assets, for 34,574,620 shares outstanding		$ 256,112,645
Net Asset Value, offering price and redemption price per share ($256,112,645 ÷ 34,574,620 shares)		$ 7.41

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2002
Investment Income
Income distributions from underlying funds		$ 1,836,139
Interest		472
Total income		1,836,611
Expenses
Management fee	$ 139,945
Non-interested trustees' compensation	318
Total expenses before reductions	140,263
Expense reductions	(34,553)	105,710
Net investment income (loss)		1,730,901
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(472,614)
Capital gain distributions from underlying funds	535,465	62,851
Change in net unrealized appreciation (depreciation) on investment securities		(1,409,388)
Net gain (loss)		(1,346,537)
Net increase (decrease) in net assets resulting from operations		$ 384,364

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2002	September 6, 2000 (commencement of operations) to March 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,730,901	$ 276,990
Net realized gain (loss)	62,851	690,388
Change in net unrealized appreciation (depreciation)	(1,409,388)	(10,638,487)
Net increase (decrease) in net assets resulting from operations	384,364	(9,671,109)
Distributions to shareholders from net investment income	(1,407,894)	(174,940)
Distributions to shareholders from net realized gain	(1,493,989)	-
Total distributions	(2,901,883)	(174,940)
Share transactions Net proceeds from sales of Freedom Fund shares	242,108,000	103,457,536
Reinvestment of distributions	2,878,928	165,829
Cost of Freedom Fund shares redeemed	(58,978,062)	(21,156,018)
Net increase (decrease) in net assets resulting from share transactions	186,008,866	82,467,347
Total increase (decrease) in net assets	183,491,347	72,621,298
Net Assets
Beginning of period	72,621,298	-
End of period (including undistributed net investment income of $468,184 and undistributed net investment income of $126,231, respectively)	$ 256,112,645	$ 72,621,298
Other Information Shares
Sold	32,622,410	11,998,745
Issued in reinvestment of distributions	370,163	18,952
Redeemed	(7,945,600)	(2,490,050)
Net increase (decrease)	25,046,973	9,527,647

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.07
Net realized and unrealized gain (loss)	(.11)	(2.39)
Total from investment operations	(.02)	(2.32)
Distributions from net investment income	(.07)	(.06)
Distributions from net realized gain	(.12)	-
Total distributions	(.19)	(.06)
Net asset value, end of period	$ 7.41	$ 7.62
Total Return B, C	(.40)%	(23.28)%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10%	.10% A
Expenses net of voluntary waivers, if any	.08%	.08% A
Expenses net of all reductions	.08%	.08% A
Net investment income (loss)	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 256,113	$ 72,621
Portfolio turnover rate	5%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the period September 6, 2000 (commencement of operations) to March 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2002

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

In addition, certain funds will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of March 31, 2002, undistributed net income, undistributed gain and accumulated loss on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gains/ (Capital loss carryforwards)
Freedom Income Fund	$ 1,629,595	$ (248,869)
Freedom 2000 Fund	$ 6,601,117	$ (4,272,101)
Freedom 2010 Fund	$ 22,713,570	$ (8,177,182)
Freedom 2020 Fund	$ 11,676,443	$ (8,864,419)
Freedom 2030 Fund	$ 4,218,494	$ (8,890,899)
Freedom 2040 Fund	$ 451,403	$ 267,202

The tax character of distributions paid during the year was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Freedom Income Fund	$ 26,501,484	$ 3,807,184	$ 30,308,668
Freedom 2000 Fund	$ 24,786,452	$ -	$ 24,786,452
Freedom 2010 Fund	$ 95,842,625	$ 60,725,558	$ 156,568,183
Freedom 2020 Fund	$ 53,988,353	$ 74,242,979	$ 128,231,332
Freedom 2030 Fund	$ 25,574,746	$ 57,788,603	$ 83,363,349
Freedom 2040 Fund	$ 1,524,115	$ 1,377,768	$ 2,901,883

Security Transactions. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Freedom Income Fund	.08%	$ 152,050
Freedom 2000 Fund	.08%	201,226
Freedom 2010 Fund	.08%	674,439
Freedom 2020 Fund	.08%	530,063
Freedom 2030 Fund	.08%	325,617
Freedom 2040 Fund	.08%	28,771

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period these credits reduced expenses by the following amounts:

Freedom Income Fund	$ 59,367
Freedom 2000 Fund	86,476
Freedom 2010 Fund	230,501
Freedom 2020 Fund	183,579
Freedom 2030 Fund	145,552
Freedom 2040 Fund	5,782

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, Freedom 2010 Fund held approximately 15% and 23% of the outstanding shares of Fidelity Investment Grade Bond Fund and Fidelity Government Income Fund, respectively, and Freedom 2020 Fund held approximately 10% of the total outstanding shares of the Fidelity Europe Fund and Fidelity Government Fund. In addition, the Freedom Funds, in the aggregate, held more than 10% of the outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	28%
Fidelity Europe Fund	27%
Fidelity Japan Fund	24%
Fidelity Southeast Asia Fund	16%
Fidelity Capital & Income Fund	22%
Fidelity Government Income Fund	49%
Fidelity Intermediate Bond Fund	16%
Fidelity Investment Grade Bond Fund	31%

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund and Fidelity Freedom 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund and Fidelity Freedom 2040 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2002, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
May 17, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 185 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1991

President of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040 (2000). Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Freedom Income (2001), Freedom 2000 (2001), Freedom 2010 (2001), Freedom 2020 (2001), Freedom 2030 (2001), and Freedom 2040 (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Phillip L. Bullen (42)

Year of Election or Appointment: 2001

Vice President of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), and President and a Director of Fidelity Management & Research (Far East) Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

Ren Y. Cheng (45)

Year of Election or Appointment: 1998 or 2000

Vice President of Freedom Income (1998), Freedom 2000 (1998), Freedom 2010 (1998), Freedom 2020 (1998), Freedom 2030 (1998), and Freedom 2040 (2000). Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998 or 2000

Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2010 (1998), Freedom 2020 (1998), Freedom 2030 (1998), and Freedom 2040 (2000). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)

Year of Election or Appointment: 1998 or 2000

Assistant Treasurer of Freedom Income (1998), Freedom 2000 (1998), Freedom 2010 (1998), Freedom 2020 (1998), Freedom 2030 (1998), and Freedom 2040 (2000). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Freedom 2040 Fund voted to pay on May 6, 2002, to shareholders of record at the opening of business on May 3, 2002, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.01 per share from net investment income.

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income	11.02%
Freedom 2000	11.75%
Freedom 2010	12.09%
Freedom 2020	9.16%
Freedom 2030	5.60%

The funds will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

1075 Northern Boulevard
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-ANN-0502 156499
1.702316.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com